Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		In thousands
					Total Stockholder Return	Peer Group Total Stockholder Return(4)	Net Income (Loss) Attributable to Bristow Group Inc.(5) ($)	STIP Adjusted EBITDA(6)(7) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	5,706,605	5,930,911	1,668,068	1,446,912	$139.13	$181.72	129,074	233,693
2024	5,548,829	9,935,190	1,659,314	2,676,026	$130.32	$175.53	94,797	221,874
2023	5,092,241	5,305,680	1,743,527	1,756,392	$107.41	$198.71	(6,780)	157,911
TYE22	4,569,959	(66,484)	1,258,000	(16,182)	$103.08	$194.98	13,528	101,536
FY22	4,415,807	8,045,567	1,424,868	2,199,907	$140.88	$183.80	(15,791)	143,775
FY21	3,129,824	5,402,016	1,083,944	1,533,931	$98.33	$121.61	(56,094)	115,741

Named Executive Officers, Footnote		The names of each of the non-CEO NEOs reflected in these columns for each applicable period are as follows: (i) for 2025: Messrs. Corbett, Stavley and Stepanek and Mses. Matthews and Whalen (ii) for 2024: Messrs. Stavley and Stepanek and Mses. Matthews and Whalen, (iii) for 2023: Messrs. Corbett, Stavley and Stepanek and Ms. Whalen, (iv) for the nine months ended December 31, 2022 and for the fiscal year ended March 31, 2022: Messrs. Corbett and Stepanek, Ms. Whalen and Crystal L. Gordon, the Company’s former Senior Vice President, General Counsel, Head of Government Affairs, and Corporate Secretary; and (v) for the fiscal year ended March 31, 2021: Messrs. Corbett and Stepanek, Mses. Gordon and Whalen and Paul White, the Company’s former Senior Vice President, Commercial.
PEO Total Compensation Amount	$ 4,569,959	$ 5,706,605	$ 5,548,829	$ 5,092,241	$ 4,415,807	$ 3,129,824
PEO Actually Paid Compensation Amount	(66,484)	$ 5,930,911	9,935,190	5,305,680	8,045,567	5,402,016
Adjustment To PEO Compensation, Footnote	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Bradshaw, in the Summary Compensation Table for 2025, 2024, the nine months ended December 31, 2022, the fiscal years ended March 31, 2022 and March 31, 2021, and the three months ended March 31, 2020. Mr. Bradshaw served as CEO for each of the years presented.

	CEO 2025 ($)	Non-CEO NEOs 2025 ($)
Summary Compensation Table Total	5,706,605	1,668,068
Less Grant Date Fair Value of Stock and Option Awards Reported in Summary Compensation Table for the Covered Year	(3,584,607)	(883,914)
Plus Year-End Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested	3,744,090	765,285
Plus Change in Fair Value of Outstanding Unvested Awards Granted in Prior Years	735,351	147,826
Plus Vesting Date Fair Value of Awards Granted in the Covered Year that Vested in the Same Covered Year	—	49,606
Plus Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year	(670,528)	(162,946)
Less Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Year	—	(137,013)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock and Option Awards During the Covered Period Prior to Vesting (if not Reflected in the Fair Value of such Award or Included in Total Compensation for the Covered Year)	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid(*)	5,930,911	1,446,912
(*)Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective period, other than fair values of equity awards that vest in the applicable period, which are valued as of the applicable vesting date. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. For PSUs with a TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. Our NEOs do not participate in any defined benefit or pension plan through the Company and did not receive any above-market or preferential earnings on nonqualified deferred compensation during 2025, and thus there are no values to report for the aggregate change in actuarial present value of accumulated benefit under pension plans nor the aggregate service cost and prior service cost for pension plans.

Non-PEO NEO Average Total Compensation Amount	1,258,000	$ 1,668,068	1,659,314	1,743,527	1,424,868	1,083,944
Non-PEO NEO Average Compensation Actually Paid Amount	(16,182)	$ 1,446,912	2,676,026	1,756,392	2,199,907	1,533,931
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reflected in columns (c) and (e) represent the amount of “compensation actually paid” for the applicable years, computed as set forth in the table below for the most recent fiscal year in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to our CEO or other non-CEO NEOs during the applicable period. For information regarding the decisions made by our Compensation Committee with respect to all of our actively serving NEOs for 2025, see page 48.

	CEO 2025 ($)	Non-CEO NEOs 2025 ($)
Summary Compensation Table Total	5,706,605	1,668,068
Less Grant Date Fair Value of Stock and Option Awards Reported in Summary Compensation Table for the Covered Year	(3,584,607)	(883,914)
Plus Year-End Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested	3,744,090	765,285
Plus Change in Fair Value of Outstanding Unvested Awards Granted in Prior Years	735,351	147,826
Plus Vesting Date Fair Value of Awards Granted in the Covered Year that Vested in the Same Covered Year	—	49,606
Plus Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year	(670,528)	(162,946)
Less Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Year	—	(137,013)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock and Option Awards During the Covered Period Prior to Vesting (if not Reflected in the Fair Value of such Award or Included in Total Compensation for the Covered Year)	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid(*)	5,930,911	1,446,912
(*)Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective period, other than fair values of equity awards that vest in the applicable period, which are valued as of the applicable vesting date. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. For PSUs with a TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. Our NEOs do not participate in any defined benefit or pension plan through the Company and did not receive any above-market or preferential earnings on nonqualified deferred compensation during 2025, and thus there are no values to report for the aggregate change in actuarial present value of accumulated benefit under pension plans nor the aggregate service cost and prior service cost for pension plans.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measure
STIP Adjusted EBITDA
Relative Total Stockholder Return
Cash Return on Invested Capital
ICAO AA
LTISR

Total Shareholder Return Amount	103.08	$ 139.13	130.32	107.41	140.88	98.33
Peer Group Total Shareholder Return Amount	194.98	181.72	175.53	198.71	183.80	121.61
Net Income (Loss)	$ 13,528,000	$ 129,074,000	$ 94,797,000	$ (6,780,000)	$ (15,791,000)	$ (56,094,000)
Company Selected Measure Amount	101,536,000	233,693,000	221,874,000	157,911,000	143,775,000	115,741,000
PEO Name		Mr. Bradshaw
Additional 402(v) Disclosure
Pay Versus Performance
The following table sets forth the compensation for our CEO and the average compensation for our other Named Executive Officers (the “non-CEO NEOs”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as computed in accordance with SEC rules, for 2025, 2024, 2023, the stub period for the nine months ended December 31, 2022 (indicated as “TYE22”), and the fiscal years ended March 31, 2022 (indicated as “FY22”) and March 31, 2021 (indicated as “FY21”). The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and our Company-selected performance measure, STIP Adjusted EBITDA, over such years in accordance with SEC rules.
“Compensation actually paid” does not necessarily reflect the target value of compensation as approved by our Compensation Committee or the value of compensation realized by our executives based on Company and individual performance. A significant portion of the compensation actually paid amounts shown below relates to changes in values of unvested equity awards since they were awarded. These unvested equity awards are at risk and require the accomplishment of specific results that are designed to benefit our stockholders and the Company, both in the long and short term, and are subject to possible future declines in value based on changes in our stock price. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the equity awards fully vest, or in the case of options, when the NEO exercises the options. Please refer to the CD&A beginning on page 33 for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.
Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2025, December 31, 2024, and December 31, 2023, the Transition Report on Form 10-KT for Transition Year Ended 2022 and the Annual Reports on Form 10-K for the fiscal years ended March 31, 2022 and March 31, 2021.STIP Adjusted EBITDA represents earnings before interest, expense, taxes, depreciation and amortization, as further adjusted for special items that occurred during the reporting period and noted in the applicable reconciliation. See Appendix A to this Proxy Statement for reconciliation of STIP Adjusted EBITDA.
(7)The Company-selected performance measure for the Stub Period is pro-rated for the period prior to the merger between Era Group Inc. and Old Bristow on June 11, 2020 and is not the amount that was used to calculate compensation that was paid with respect to the Stub Period during the fiscal year ended March 31, 2021. Therefore, the Company does not believe this amount is a meaningful measure for the Stub Period.
The following table sets forth an unranked list of the performance measures which we view as the most important measures for linking our Named Executive Officers’ compensation to performance of the Company. Please see Appendix A for an explanation of the below non-GAAP financial performance measures. The role of each of these performance measures on our Named Executive Officers’ compensation is discussed in the CD&A on page 33.
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our non-CEO NEOs with (i) our TSR and the TSR of the PHLX Oil Service Index, (ii) STIP Adjusted EBITDA, which is our Company-selected performance measure and (iii) our Net Income, for 2025, 2024, the nine months ended December 31, 2022, and the fiscal years ended March 31, 2022 and March 31, 2021.
Note that, given the partial year period for the nine months ended December 31, 2022, compensation actually paid, STIP Adjusted EBITDA and Net Income reflects an incomplete year and only partial representations of the comparisons that the SEC rule intended to convey. For information illustrating the link between pay and performance at the Company, please see the CD&A on page 33.

Measure:: 1
Pay vs Performance Disclosure
Name		STIP Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		Relative Total Stockholder Return
Non-GAAP Measure Description		Reflects cumulative total stockholder return beginning on December 31, 2020 and ending on December 31, 2025; December 31, 2024, December 31, 2023; December 31, 2022; March 31, 2022; and March 31, 2021, respectively, calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis used in Item 201(e) of Regulation S-K. The peer group reflects the same peer group used for purposes of the performance graph under Regulation S-K Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 (the PHLX Oil Service Index).
Measure:: 3
Pay vs Performance Disclosure
Name		Cash Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name		ICAO AA
Measure:: 5
Pay vs Performance Disclosure
Name		LTISR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,584,607)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,744,090
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		735,351
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(670,528)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(883,914)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		765,285
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		147,826
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		49,606
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(162,946)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(137,013)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0